Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Costs Incurred for Property Acquisitions, Exploration and Development Activities (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated entities [member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Property acquisition costs			¥ 456
Exploration costs	¥ 32,569	¥ 29,098	29,553
Development costs	128,700	97,655	118,939
Total	161,269	126,753	148,948
Consolidated entities [member] | Mainland China [member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Exploration costs	31,585	28,413	28,542
Development costs	110,104	83,785	100,328
Total	141,689	112,198	128,870
Consolidated entities [member] | Other countries [member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Property acquisition costs			456
Exploration costs	984	685	1,011
Development costs	18,596	13,870	18,611
Total	19,580	14,555	20,078
Equity method investments [member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Total	2,503	1,990	2,798
Equity method investments [member] | Other countries [member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Total	¥ 2,503	¥ 1,990	¥ 2,798